Loans and secured notes payable (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Long-term Debt, by Current and Noncurrent [Abstract]
Debt issuance costs, net	$ (3,058,973)	$ (3,205,416)
Long-term debt	212,531,875	172,785,432
Less: short term portion of Secured loan	1,000,000	1,000,000
Long-term debt including current maturities	211,531,875	171,785,432
Secured loan
Long-term Debt, by Current and Noncurrent [Abstract]
Lond term debt, bearing interest at LIBOR plus a spread	18,500,000	19,500,000
Secured line of credit
Long-term Debt, by Current and Noncurrent [Abstract]
Lond term debt, bearing interest at LIBOR plus a spread	$ 197,090,848	$ 156,490,848